POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following table shows the changes in the present value of the defined benefit pension plan obligations and the fair values of plan assets as at December 31, 2023 and 2022.

(US$ MILLIONS)	2023	2022
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$1,639	$2,221
Service cost	6	14
Interest cost	65	58
Participant contributions	—	1
Foreign currency exchange differences	(38)	(8)
Actuarial (gain) loss due to financial assumption changes	—	(600)
Actuarial (gain) loss due to demographic assumption changes	—	(1)
Actuarial experience adjustments	—	32
Benefits paid from plan assets	(72)	(67)
Benefits paid from employer	(4)	(11)
Disposals	(1,596)	—
Defined benefit obligation at end of year	$—	$1,639

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,283)	$(1,887)
Interest income	(52)	(49)
Return on plan assets (excluding interest income)	—	561
Foreign currency exchange differences	(3)	44
Employer contributions	(26)	(36)
Participant contributions	—	(1)
Benefits paid from plan assets	72	67
Benefits paid from employer	5	11
Administrative expenses paid from plan assets	6	7
Disposals	1,281	—
Fair value of plan assets at end of year	$—	$(1,283)
Net liability at end of year	$—	$356